Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia EM Quality Dividend ETF	8/1/2017
Columbia Emerging Markets Consumer ETF	8/1/2017
Columbia India Consumer ETF	8/1/2017
Columbia India Infrastructure ETF	8/1/2017
Columbia India Small Cap ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia EM Quality Dividend ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.59%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.59%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
For Columbia Emerging Markets Consumer ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.59%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.59%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
For Columbia India Consumer ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.75%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
For Columbia India Infrastructure ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(c)	0.01%
Total annual Fund operating expenses	0.76%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
The rest of the section remains the same.
For Columbia India Small Cap ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.01%
Total annual Fund operating expenses	0.76%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia EM Quality Dividend ETF	$60	$189	$329	$738
Columbia Emerging Markets Consumer ETF	$60	$189	$329	$738
Columbia India Consumer ETF	$77	$240	$417	$930
Columbia India Infrastructure ETF	$78	$243	$422	$942
Columbia India Small Cap ETF	$78	$243	$422	$942
The rest of each section remains the same.

Columbia EM Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia EM Quality Dividend ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia EM Quality Dividend ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.59%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.59%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia EM Quality Dividend ETF	$60	$189	$329	$738
The rest of each section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates.
Columbia EM Quality Dividend ETF | Columbia EM Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	189
5 years	rr_ExpenseExampleNoRedemptionYear05	329
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 738
Columbia Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia Emerging Markets Consumer ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia Emerging Markets Consumer ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.59%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.59%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Emerging Markets Consumer ETF	$60	$189	$329	$738
The rest of each section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates.
Columbia Emerging Markets Consumer ETF | Columbia Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	189
5 years	rr_ExpenseExampleNoRedemptionYear05	329
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 738
Columbia India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia India Consumer ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia India Consumer ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.75%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia India Consumer ETF	$77	$240	$417	$930
The rest of each section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates.
Columbia India Consumer ETF | Columbia India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	240
5 years	rr_ExpenseExampleNoRedemptionYear05	417
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Columbia India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia India Infrastructure ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia India Infrastructure ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(c)	0.01%
Total annual Fund operating expenses	0.76%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia India Infrastructure ETF	$78	$243	$422	$942
The rest of each section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates. Other expenses have been restated to reflect current fees paid by the Fund.
Columbia India Infrastructure ETF | Columbia India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	243
5 years	rr_ExpenseExampleNoRedemptionYear05	422
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Columbia India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia India Small Cap ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia India Small Cap ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.01%
Total annual Fund operating expenses	0.76%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia India Small Cap ETF	$78	$243	$422	$942
The rest of each section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates.
Columbia India Small Cap ETF | Columbia India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	243
5 years	rr_ExpenseExampleNoRedemptionYear05	422
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 942

[1]	Management fees have been restated to reflect current management fee rates.
[2]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[3]	Other expenses have been restated to reflect current fees paid by the Fund.